As filed with the U.S. Securities and Exchange Commission on August 14, 2007

                 File Nos. 333-140209

                              811-21777

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 1

JOHN HANCOCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

(617) 663-4324

(Registrant’s Area Code and Telephone Number)

Alfred E. Ouellette 601 Congress Street Boston, Massachusetts 02110 (Name and Address of Agent for Service)	With copies to: Mark P. Goshko, Esq. Kirkpatrick & Lockhart Preston Gates Ellis LLP One Lincoln Street Boston, Massachusetts 02111

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933, as amended (the "1933 Act"): No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the 1933 Act.

JOHN HANCOCK FUNDS III (“REGISTRANT”)

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Part A – Joint Proxy Statement/Prospectus of the Registrant - Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on March 22, 2007, SEC Accession No. 001010521-07-000263

Part B - Statement of Additional Information of the Registrant - Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on March 22, 2007, SEC Accession No. 001010521-07-000263

Part C - Other Information
Signature Page

Exhibit Index

Exhibits – The sole purpose of this filing is to file as an exhibt the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in the Registrant’s Registration Statement on Form N-14 filed on March 22, 2007, SEC Accession No. 001010521-07-000263, as required by Item 16(12) of Form N-14. Part C of this Registration Statement has been updated as necessary.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Funds III (the “Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission on June 27, 2007 (Accession No. 0001010521-07-000489), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)	Amended and Restated Declaration of Trust dated August 12, 2005	(1)
(2)	By-Laws dated June 9, 2005	(2)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(4)
(5)	Not applicable
(6)(a)	Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC	(1)
(6)(b)	Form of Amendment to Advisory Agreement between the Registrant and John Hancock Investment Management Services, LLC	(3)
(6)(c)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Opportunities Fund	(1)
(7)	Distribution Agreement between John Hancock Funds III and John Hancock Funds, LLC	(1)
(8)	Not applicable
(9)	Custodian Agreement between John Hancock Funds III and State Street Bank & Trust Co.	(1)
(10)(a)	Class A Distribution Plan Pursuant to Rule 12b-1	(3)
(10)(b)	Class B Distribution Plan Pursuant to Rule 12b-1	(3)
(10)(c)	Class C Distribution Plan Pursuant to Rule 12b-1	(3)
(10)(g)	Multiple Class Plan Pursuant to Rule 18f-3	(3)
(11)	Opinion and Consent of Counsel	(4)

(12)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters discussed in the Combined Proxy Statement and Prospectus	(*)
(13)(a)	Transfer Agency Agreement	(1)
(13)(b)	Expense Limitation Agreement	(1)
(14)	Consent of Independent Registered Public Accounting Firm	(4)
(15)	Not applicable
(16)	Powers of Attorney	(4)
(17)(a)	John Hancock Funds III Code of Ethics	(1)
(17)(b)	John Hancock Investment Management Services, LLC Code of Ethics	(1)
(17)(c)	John Hancock Funds, LLC Code of Ethics	(1)
(17)(d)	Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics	(1)
(17)(e)	Form of Proxy Cards	(4)
(17)(f)	Transfer Agency Agreement	(1)
(17)(g)	Expense Limitation Agreement	(1)

(*)	Filed herewith

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776)

(2) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on June 15, 2005 (Accession No. 0000898432-05-000492)

(3) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on December 15, 2006 (Accession No. 0001010521-06-000969)

(4) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (File Nos. 333-140209 and 811-21777) filed on January 30, 2007, (Accession No. 001010521-07-000076)

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of John Hancock Funds III, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 14th day of August, 2007.

John Hancock Funds III

By: /s/ Keith F. Hartstein

Name: Keith F. Hartstein

Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Keith F. Hartstein	President	August 14, 2007
Keith F. Hartstein	and Chief Executive Officer

/s/ Gordon M. Shone	Treasurer	August 14, 2007
Gordon M. Shone	(Principal Financial Officer and Principal Accounting Officer)

/s/ James R. Boyle*	Trustee	August 14, 2007
James R. Boyle

/s/ James F. Carlin*	Trustee	August 14, 2007
James F. Carlin

/s/ William H. Cunningham*	Trustee	August 14, 2007
William H. Cunningham
/s/ Ronald R. Dion*	Trustee	August 14, 2007
Ronald R. Dion

/s/ Charles L. Ladner*	Trustee	August 14, 2007
Charles L. Ladner

/s/ John A. Moore*	Trustee	August 14, 2007
John A. Moore

/s/ Patti McGill Peterson*	Trustee	August 14, 2007
Patti McGill Peterson

/s/ Steven R. Pruchansky*	Trustee	August 14, 2007
Steven R. Pruchansky

*By: /s/ Alfred P. Ouellette

Alfred P. Ouellette

(As Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.	Description
(12)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters discussed in the Combined Proxy Statement and Prospectus

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